DEFAULT AND FORBEARANCE ON THE 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTE	6 Months Ended
Jun. 30, 2021
Debt Disclosure [Abstract]
DEFAULT AND FORBEARANCE ON THE 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTES

NOTE 8 – DEFAULT AND FORBEARANCE ON THE 8% SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

On May 21, 2019, six months after the issuance of the first tranche of the 8% Senior Secured Convertible Promissory Note, the Note matured with $307,798 in principal outstanding and approximately $24,118 in accrued interest. The Company was unable to repay the principal and accrued interest and therefore was in default of the Note. The Note has default provisions permitting default interest of 18% to be charged on the Note as well as to charge a default amount of 150% of the unpaid principal and interest.

The Company and the Investor promptly began negotiations on a Forbearance Agreement and, on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor was willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784. The Company’s outstanding principal amount of the Note, after conversions, and the accrued interest as of the Forbearance Agreement date of September 11, 2019, was $805,649. The Forbearance Agreement for the outstanding principal amount and accrued interest of $1,062,784 produced a forbearance penalty of $257,135. The penalty was amortized over the new maturity of the Note, June 30, 2020. The remaining discount was completely amortized to interest expense during the year ended December 31, 2020, and prior to the second forbearance agreement.

As of June 30, 2020, the 8% Senior Secured Convertible Promissory Note was again in default, with a principal balance of $709,862 and an accrued interest of $116,957. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 (together with the 8% Senior Secured Convertible Promissory Note, the “Notes”) was in default as of June 2, 2020 with a principal balance of $149,546 and accrued interest of $4,910. The Company was unable to repay the principal and accrued interest on both Notes.

On June 30, 2020, the Company and the Investor entered into two New Forbearance Agreements with the same terms for each of the Notes. The Investor also agreed to continue the forbearance from September 11, 2019, the date of previous Forbearance Agreement. The 8% Senior Secured Convertible Promissory Note’s balance was reduced to the pre-default balance plus accrued non-default interest of $852,282, which includes a forbearance penalty of $25,471. Likewise, the 8% Senior Secured Convertible Promissory Note issued December 2, 2019 balance was reduced to the pre-default balance plus accrued non-default interest of $156,276. The maturity of both Notes was extended until November 28, 2020. The penalty was amortized over the new maturity of the Note and was completely amortized to interest expense during the year ended December 31, 2020.

As of November 28, 2020, the Company was again in default on the Notes. Although there was no forbearance agreement in place, both the Investor and Company continued to act according to the terms of the Notes.

As of March 12, 2021, both tranches of the Notes have been completely converted into common stock (See Note 6, “8% Senior Secured Convertible Promissory Notes”).